Leases and Transponder Service Agreements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Leases and Transponder Service Agreements [Abstract]
Future Minimum Lease Payments
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at June 30, 2014 consisted of the following:

(in millions)	Capital transponders	Operating leases
Remainder of 2014	$7	10
2015	11	15
2016	11	13
2017	11	10
2018	12	11
Thereafter	28	101
Total	$80	160

Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at December 31, 2013 consisted of the following:

(in millions)	Capital transponders	Operating leases
2014	$15	16
2015	11	14
2016	11	12
2017	11	10
2018	12	10
Thereafter	28	96
Total	$88	158